Capital management	12 Months Ended
Dec. 31, 2023
Capital Management [Abstract]
Capital management	Capital management
Shell manages its businesses to deliver strong cash flows to sustain its strategy and for profitable growth. Management's current priorities for applying Shell's cash are:

Balanced Capital Allocation

Enhanced shareholder distributions [A]
Targeting total shareholder distributions of 30-40% of cash flow from operating activities through the cycle (2022: 20-30%)
Around 4% annual growth
in dividend per share, subject
to Board approval (2022: 4%)
Strong balance sheet Targeting AA credit metrics through the cycle ￮Continued focus on Net debt reduction in upcycle ￮Divest for value ￮Invest for value	Disciplined investment Cash capital expenditure (see Note 7) within $22-25 billion per annum for 2024 and 2025 (2022: $23-27 billion) ￮Includes inorganic capex

[A] Total shareholder distributions (dividends + share buybacks) based on cash generation, macro-outlook and balance sheet trajectory.